Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Satellites
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	3 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	3 years
Site and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	3 years
Site and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	5 years
Ground station equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	2 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives-years	5 years